Offerings - Offering: 1	May 19, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share, issuable under Amendment One to the 2020 Omnibus Incentive Plan
Amount Registered | shares	550,000
Proposed Maximum Offering Price per Unit	2.68
Maximum Aggregate Offering Price	$ 1,474,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 203.56
Offering Note	1. In accordance with Rule 416 under the Securities Act of 1933, as amended, this Registration Statement shall be deemed to cover any additional shares of the Registrant's common stock that may be issued pursuant to stock splits, stock dividends, or similar transactions resulting in an increase in the number of outstanding shares of common stock. 2. Consists of 550,000 shares issuable pursuant to the grant or exercise of awards under Amendment One to the 2020 Omnibus Incentive Plan 3. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) and Rule 457(c) under the Securities Act. The proposed maximum offering price per unit and the maximum aggregate offering price are based on the average of the high and low prices of the Registrant's common stock as reported on The Nasdaq Global Market on May 18, 2026, which date is within five business days prior to the filing of this Registration Statement.